Financial risk management and derivative financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial risk management and derivative financial instruments
24. Financial risk management and derivative financial instruments
Overview
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market investments, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, debt and equity investments and derivatives.
Foreign exchange risk
The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit or loss, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. The Group holds its bond debt in sterling which is the primary currency of shareholder returns. US dollars are also borrowed to reflect the predominant trading currency and act as a net investment hedge of US dollar denominated assets.
The Group transacted currency swaps at the same time as the €500m 2.125% 2027 and €500m 1.625% 2024 bonds were issued in November 2018 and October 2020 in order to swap the bonds’ proceeds and interest flows into sterling (see page 180).
From time to time, the Group hedges a portion of forecast foreign currency income by taking out forward exchange contracts. There were no such contracts in place at either 31 December 2020 or 31 December 2019.
Interest rate risk
The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2020 (2019: 94%).
If required, the Group uses interest rate swaps to manage interest rate risk. The Group designates interest rate swaps as cash flow hedges. No interest rate swaps were used to manage interest rate exposure during 2020, 2019, or 2018.

Derivative financial instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 25) as follows:

Description	Hedge relationship	2020 $m	2019 $m
Put option	None	4	—

Currency swaps	Cash flow hedge	(17)	(20)

Short-dated foreign exchange swaps	Net investment hedge	—	1

		(13)	(19)

Analysed as:

Non-current assets		5	—

Current assets		—	1

Non-current liabilities		(18)	(20)

		(13)	(19)

The carrying amount of currency swaps of $(17)m (2019: $(20)m) comprises $13m gain (2019: $15m loss) relating to exchange movements on the underlying principal, included within net debt (see note 23), and $30m loss (2019: $5m loss) relating to other fair value movements. Details of the credit risk on derivative financial instruments are included on page 183.
Cash flow hedges
Currency swaps have been transacted to swap the proceeds from the euro bonds to sterling as follows:

Date of designation	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedge type	Hedged item
November 2018	£436m	3.5%	€500m	2.125%	May 2027	Foreign exchange	Cash flow	€500m 2.125% bonds 2027

October 2020	£454m	2.7%	€500m	1.625%	October 2024	Foreign exchange	Cash flow	€500m 1.625% bonds 2024

Hedge ineffectiveness arises where the cumulative changes in the fair value of the swaps exceed the change in the fair value of the bonds.
The change in the fair value of hedging instruments used to measure hedge ineffectiveness in the period mirrors that of the hypothetical derivative (hedged item) and was $7m (2019: $30m).
Hedge ineffectiveness may occur due to any opening fair value of the hedging instrument, or a change in the credit risk of the Group or counterparty. There was no ineffectiveness in 2020 or 2019.
Amounts recognised in the cash flow hedging reserve are analysed in note 29.
Net investment hedges
The Group designates the following as net investment hedges of its foreign operations, being the net assets of certain Group subsidiaries with a US dollar functional currency:

•	Borrowings under the Syndicated and Bilateral Facilities; and

•	Short-dated foreign exchange swaps.
The designated risk is the spot foreign exchange risk and interest on these financial instruments is taken through financial income or expense.
Short-dated foreign exchange swaps are used to manage sterling surplus cash and reduce US dollar borrowings whilst maintaining operational flexibility. The maximum amount held during the year as net investment hedges and tested for effectiveness at calendar quarter ends were short-dated foreign exchange swaps with principals of $nil (2019: $100m).
There is an economic relationship between the hedged item and the hedging instrument as the net investment creates a foreign exchange risk that will match the foreign exchange risk on the US dollar borrowing. The Group has established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
The change in value of hedging instruments recognised in the currency translation reserve through other comprehensive income was $1m loss (2019: $2m loss). There was no ineffectiveness recognised in the Group income statement during the current or prior year.

Interest and foreign exchange risk sensitivities
The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s (loss)/profit before tax and net liabilities, and the impact of a rise in US dollar, euro and sterling interest rates on the Group’s (loss)/profit before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2020 $m	2019 $m	2018 $m
Increase/(decrease) in profit before tax

Sterling: US dollar exchange rate	5¢ fall	5.9	4.0	4.1

Euro: US dollar exchange rate	5¢ fall	0.3	(2.6)	(2.4)

US dollar interest rates	1% increase	2.2	(1.6)	(0.9)

Sterling interest rates	1% increase	12.9	0.6	5.5

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	5¢ fall	30.2	39.9	25.9

Euro: US dollar exchange rate	5¢ fall	50.6	24.1	23.8

Sterling: euro exchange rate	5¢ fall	68.2	33.0	31.9

In 2020, interest rate sensitivity relates to cash balances and would only be realised to the extent deposit rates increase by 1%.
Interest rate sensitivities include the impact of hedging and are calculated based on the year-end
net debt position.

Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations. The Group has taken steps to strengthen its liquidity in the year (see page 133).
Cash and cash equivalents are held in short-term deposits, repurchase agreements, and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $44m (2019: $16m) is held in countries where repatriation is restricted (see note 19).
Medium and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 22. Short-term borrowing requirements may be met from drawings under uncommitted overdrafts and facilities, and are currently met by commercial paper issued under the CCFF.
The Syndicated and Bilateral Facilities contain two financial covenants: interest cover and a leverage ratio. Covenants are monitored on a ‘frozen GAAP’ basis excluding the impact of IFRS 16 and are tested at half year and full year on a trailing
12-month
basis.
The interest cover covenant requires a ratio of Covenant EBITDA:Covenant interest payable above 3.5:1 and the leverage ratio requires Covenant net debt:Covenant EBITDA of below 3.5:1. Covenant EBITDA is calculated (on a frozen GAAP basis) as operating profit before exceptional items, depreciation and amortisation and System Fund revenues and expenses.
These covenants have been waived from 30 June 2020 through 31 December 2021 and have been relaxed for test dates in 2022. A minimum liquidity covenant of $400m has been introduced which will be tested at each test date up to and including 31 December 2022. For covenant purposes, liquidity is defined as unrestricted cash and cash equivalents (net of bank overdrafts) plus undrawn facilities with a remaining term of at least six months.

	2019 and prior	30 June 2020 to 31 December 2021	30 June 2022	31 December 2022	30 June 2023
Amended covenant test levels for Syndicated and Bilateral Facilities

Leverage	<3.5x	waived	<7.5x	<6.5x	<3.5x

Interest cover	>3.5x	waived	>1.5x	>2.0x	>3.5x

Liquidity	n/a	$400m	$400m	$400m	n/a

The following table details performance against covenant tests. The measures used in these tests are calculated on a frozen GAAP basis and do not align to the values reported by the Group as
Non-GAAP
measures:

	2020 $m	2019 $m
Covenant EBITDA	272	897

Covenant net debt	2,375	2,241

Covenant interest payable	111	99

Leverage	8.73	2.50

Interest cover	2.45	9.06

Liquidity	2,925	n/a

The interest margin payable on the Syndicated and Bilateral Facilities is linked to the leverage ratio and can vary between LIBOR + 0.90% and LIBOR + 2.75%.
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises. The payment profile of contingent purchase consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2020
Non-derivative financial liabilities:
Bank overdrafts	51	—	—	—	51

£173m 3.875% bonds 2022	9	245	—	—	254

€500m 1.625% bonds 2024	10	10	634	—	654

£300m 3.75% bonds 2025	15	15	456	—	486

£350m 2.125% bonds 2026	10	10	31	488	539

€500m 2.125% bonds 2027	13	13	39	640	705

£400m 3.375% bonds 2028	19	18	55	601	693

Commercial paper	819	—	—	—	819

Lease liabilities	57	55	136	3,257	3,505

Trade and other payables (excluding deferred and contingent purchase consideration)	453	2	1	1	457

Deferred and contingent purchase consideration	13	5	13	81	112

Derivative financial liabilities:

Currency swaps hedging €500m 1.625% bonds 2024 outflows	16	16	652	—	684

Currency swaps hedging €500m 1.625% bonds 2024 inflows	(10)	(10)	(634)	—	(654)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	21	21	63	627	732

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(13)	(13)	(39)	(640)	(705)

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2019

Non-derivative financial liabilities:

Bank overdrafts	87	—	—	—	87

Unsecured bank loans	125	—	—	—	125

£400m 3.875% bonds 2022	21	21	548	—	590

£300m 3.75% bonds 2025	15	15	45	411	486

£350m 2.125% bonds 2026	10	10	29	482	531

€500m 2.125% bonds 2027	12	12	36	597	657

Lease liabilities	97	116	193	3,451	3,857

Trade and other payables (excluding deferred and contingent purchase consideration)	567	1	1	1	570

Deferred and contingent purchase consideration	3	20	19	120	162

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	61	627	728

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(597)	(657)

Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a
BBB-
credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is
AA-
or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents at 31 December 2020 by counterparty credit rating:

	AAA $m	AA $m	AA- $m	A+ $m	A $m	A- $m	Total $m
Short-term deposits	—	—	98	165	94	1	358

Money market funds	892	—	—	—	—	—	892

Repurchase agreement collateral	238	65	18	—	—	—	321

Capital risk management
The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, whilst maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2020 (which differs from the ratio as calculated on a frozen GAAP basis for covenant tests) was 7.69 (2019: 2.72).
The Group currently has a senior unsecured long-term credit rating of
BBB-
from Standard and Poor’s. In the event this rating was downgraded below
BBB-
there would be an additional
step-up
coupon of 1.25% payable on the bonds which would result in additional interest of approximately $36m per year.